Due from brokers (Tables)	12 Months Ended
Dec. 31, 2020
Due to and from Broker-Dealers and Clearing Organizations [Abstract]
Schedule of Due From Brokers	As of December 31, 2020, the Company’s due from brokers were comprised of the following:

2020
Due from brokers
Cash held at brokers	$94,902
$94,902